Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of cash and cash equivalents
Cash and cash equivalent break down as follows:

(in thousands of euros)	As of December 31, 2020	As of December 31, 2019
Short-term bank deposits	—	10,000
Cash and bank accounts	119,151	25,094
Net cash and cash equivalents	119,151	35,094